UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22137

                        Oppenheimer Master Loan Fund LLC
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1.  REPORTS TO STOCKHOLDERS.

  MARCH 31, 2008
--------------------------------------------------------------------------------

     Oppenheimer                                               Management
     Master Loan                                              Commentaries
     Fund, LLC                                                     and
                                                               Semiannual
                                                                 Report

--------------------------------------------------------------------------------

     MANAGEMENT COMMENTARIES

          An Interview with Your Fund's Managers

          Listing of Top Holdings

     SEMIANNUAL REPORT

          Listing of Investments

          Financial Statements

                                                [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN CORPORATE LOANS INDUSTRIES
----------------------------------------------------------
Media                                               16.2%
----------------------------------------------------------
Health Care Providers & Services                     7.6
----------------------------------------------------------
Commercial Services & Supplies                       5.9
----------------------------------------------------------
Aerospace & Defense                                  4.9
----------------------------------------------------------
Oil, Gas & Consumable Fuels                          4.8
----------------------------------------------------------
Chemicals                                            4.7
----------------------------------------------------------
Hotels, Restaurants & Leisure                        4.4
----------------------------------------------------------
Auto Components                                      4.1
----------------------------------------------------------
Electric Utilities                                   3.7
----------------------------------------------------------
Paper & Forest Products                              2.8

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on net assets.

CREDIT ALLOCATION
----------------------------------------------------------
BBB                                                  2.0%
----------------------------------------------------------
BB                                                  54.1
----------------------------------------------------------
B                                                   29.0
----------------------------------------------------------
CCC                                                  1.7
----------------------------------------------------------
Not Rated                                            4.5
----------------------------------------------------------
Other Securities                                     8.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, are subject to change and based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

                      9 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES
--------------------------------------------------------------------------------

            Shares of Oppenheimer Master Loan Fund, LLC are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Investments in the Fund may only be made by certain "accredited investors" within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.

            The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

            The Fund commenced operations on 10/31/07.

            An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                     10 | OPPENHEIMER MASTER LOAN FUND, LLC

FUND EXPENSES
--------------------------------------------------------------------------------

            FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

            The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, October 31, 2007 (commencement of operations) and held for the period ended March 31, 2008.

            The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on October 1, 2007 and held for the six months ended March 31, 2008.

            ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

            HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

            Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not

                      11 | OPPENHEIMER MASTER LOAN FUND, LLC

FUND EXPENSES Continued
--------------------------------------------------------------------------------

            help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           ENDING          EXPENSES
                                BEGINNING  ACCOUNT         PAID DURING
                                ACCOUNT    VALUE           PERIODS ENDED
ACTUAL                          VALUE      MARCH 31, 2008  MARCH 31, 2008 1,2
--------------------------------------------------------------------------------
                                $1,000.00  $  944.00       $1.83

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------
                                 1,000.00   1,022.75        2.28

1. Actual expenses paid are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 153/366 [to reflect the period from October 31, 2007 (commencement of operations) to March 31, 2008.]

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The expense ratio, excluding indirect expenses from affiliated fund, for the period from October 31, 2007 (commencement of operations) to March 31, 2008 is as follows:

EXPENSE RATIO
-------------
   0.45%

The expense ratio reflects voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Fund's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                      12 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
CORPORATE LOANS--92.7%
---------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--31.9%
---------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--4.1%
Allison Transmission, Inc., Sr. Sec. Credit Facilities Term Loan, 5.74%-5.75%, 8/7/14 1  $ 2,992,500   $ 2,637,676
---------------------------------------------------------------------------------------------------------------------
Dana Corp., Sr. Sec. Credit Facilities Term Loan, 6.75%-6.88%, 1/31/15 1                   6,982,500     6,444,268
---------------------------------------------------------------------------------------------------------------------

Delphi Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Debtor in
Possession, Tranche C, 6.75%, 7/1/08 1                                                     5,500,505     5,414,070
---------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc./Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.08%-8.26%, 6/21/11 1                                                               3,793,575     3,053,828
---------------------------------------------------------------------------------------------------------------------

Tenneco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B-1, 4.586%, 3/16/14 1        4,280,644     3,948,894
---------------------------------------------------------------------------------------------------------------------
                                                                                                        21,498,736
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.3%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 4%, 8/3/13 1               5,000,000     3,750,000
---------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Financial Services Americas LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.80%, 8/3/12 1                                                                 5,293,651     4,403,290
---------------------------------------------------------------------------------------------------------------------

Ford Motor Co., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.80%, 12/16/13 1         4,977,324     4,091,514
                                                                                                       --------------
                                                                                                        12,244,804

---------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.372%,
2/6/11 1,2                                                                                 1,994,924     1,815,381
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.4%
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 5.81%,
12/31/14 1,2                                                                               2,528,348     1,946,828
---------------------------------------------------------------------------------------------------------------------
Harrah's Operating Company, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B3, 3%, 1/28/15 1                                                                  2,000,000     1,835,208
---------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw:
Tranche A, 4.446%, 11/25/13 1                                                                353,514       299,898
Tranche B, 4.446%, 11/25/13 1                                                                468,990       397,860
---------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term Loan, 4.446%,
11/25/13 1                                                                                 1,172,475       994,649
---------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
Tranche B, 4.45%, 5/23/14 1                                                                3,183,960     2,821,062
---------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 0.75%, 5/8/14 1                                                                800,000       708,818
---------------------------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7%-7.125%, 5/5/13 1                                                                        3,979,747     3,313,852
---------------------------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.446%, 11/5/13 1            1,000,000       756,667

                     13 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Sagittarius Restaurant, Sr. Sec. Credit Facilities Term Loan, Tranche B,4.95%,
3/2/13 1                                                                                 $ 1,455,248   $ 1,109,627
---------------------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 4.95%, 5/25/13 1                                                           444,408       402,745
Tranche B, 4.95%, 5/25/13 1                                                                1,911,086     1,731,921
---------------------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
4.95%, 5/25/11 1                                                                           2,728,200     2,472,431
---------------------------------------------------------------------------------------------------------------------
Wimar OpCo LLC/Tropicana Entertainment Co., Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.361%, 1/3/12 1                                                       5,000,000     4,784,375
                                                                                                       --------------
                                                                                                        23,575,941

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.50%, 12/30/12 1,2                                                             4,636,185     3,098,516

---------------------------------------------------------------------------------------------------------------------
MEDIA--16.2%
Advanstar Communications, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.921%, 5/15/14 1,2                                                                        2,984,962     2,343,195
---------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.87%, 1/26/13 1                                                                           3,989,822     3,680,056
---------------------------------------------------------------------------------------------------------------------
Cedar Fair LP, Sr. Sec. Credit Facilities Term Loan, 4.704%, 8/30/12 1                     4,987,342     4,627,321
---------------------------------------------------------------------------------------------------------------------
Cequel Communications LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
7.739%, 5/5/14 1                                                                           1,000,000       763,125
---------------------------------------------------------------------------------------------------------------------
Cequel Communications LLC, Sr. Sec. Credit Facilities Term Loan,
5.07%-6.885%, 11/5/13 1                                                                    4,987,437     4,226,229
---------------------------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.26%, 3/5/14 1                                                            4,987,500     4,225,869
---------------------------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit Facilities 3rd Lien
Term Loan, 5.171%, 9/1/14 1                                                                2,500,000     1,920,833
---------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche T2 Add-On, 8.50%, 3/6/14 1                                                         3,000,000     2,925,750
---------------------------------------------------------------------------------------------------------------------
Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan, 5.112%,
5/6/11 1,2                                                                                 1,989,873     1,535,519
---------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.745%-6.455%, 6/12/14 1                                                                   7,500,000     6,182,813
---------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc. (Cablevision), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.75%, 3/29/13 1                                                                7,461,929     6,991,969
---------------------------------------------------------------------------------------------------------------------
Discovery Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.696%, 4/30/14 1                                                               3,920,113     3,608,954
---------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.671%-4.674%, 11/2/13 1                                                        4,987,500     4,189,500
---------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan, 6.21%, 12/31/14 1             4,987,500     4,194,488
---------------------------------------------------------------------------------------------------------------------
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan, Tranche C, 4.35%-4.87%,
1/31/15 1                                                                                  4,974,812     4,330,160

                     14 | OPPENHEIMER MASTER LOAN FUND, LLC

                                                                                           PRINCIPAL
                                                                                              AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.517%,
11/15/13 1                                                                               $ 5,000,000   $  4,175,000
----------------------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 5.946%, 4/8/12 1                                                           725,226        577,008
Tranche B, 5.946%, 4/8/12 1                                                                4,249,430      3,380,953
----------------------------------------------------------------------------------------------------------------------
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.954%, 2/1/13 1                                                                           4,974,875      3,880,402
----------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.196%, 10/27/13 1                                                                         3,572,187      3,331,957
----------------------------------------------------------------------------------------------------------------------
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.946%, 3/5/14 1                                                                           2,986,178      1,887,264
----------------------------------------------------------------------------------------------------------------------
Tribune Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.542%, 5/17/14 1                                                                          4,987,422      3,350,817
----------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.954%-5.494%, 9/29/14 1                                                        4,561,610      3,609,374
----------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 1%, 8/15/14 1                                                                  158,389        125,326
----------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan,
5.25%-5.688%, 11/3/12 1                                                                    4,974,503      4,439,744
----------------------------------------------------------------------------------------------------------------------
Zuffa LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.625%, 6/18/15 1,2                                                                        2,487,474      1,552,792
                                                                                                       ---------------
                                                                                                         86,056,418

----------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 4.30%, 2/24/10 1                                                                5,000,000      4,311,251
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.6%
BCBG Max Azria Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.566%-10.689%, 8/10/11 1,2                                                     3,113,371      2,895,436
----------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities
Term Loan, 5.34%, 5/28/13 1                                                                5,000,000      4,186,720
----------------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., Sr. Sec. Credit Facilities Term Loan, 7%-9.75%, 6/30/12 1,2                4,472,640      4,338,461
----------------------------------------------------------------------------------------------------------------------
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan, Tranche C,
4.849%, 2/12/13 1                                                                          3,000,000      2,598,750
                                                                                                       ---------------
                                                                                                         14,019,367

----------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.994%-5.016%, 9/5/13 1                                                                    3,312,922      3,188,688
----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.5%
----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B2, 4.454%, 9/30/12 1                                                              3,969,205      3,671,515

                     15 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS Continued
B&G Foods, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
5.09%, 2/26/13 1                                                                         $ 2,180,448   $  2,060,523
----------------------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Prefunded Letter of Credit Term Loan,
6.377%, 4/12/13 1                                                                            465,205        400,968
----------------------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4.938%-6.25%, 4/12/13 1                                                         1,027,335        885,478
Tranche C, 4.938%-6.313%, 4/12/13 1                                                        3,424,445      2,951,587
                                                                                                       ---------------
                                                                                                          9,970,071

----------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Levlad Natural Products Group LLC, Sr. Sec. Credit Facilities Term Loan,
4.946%-5.494%, 3/8/14 1,2                                                                  4,977,551      3,110,968
----------------------------------------------------------------------------------------------------------------------
ENERGY--7.3%
----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.5%
----------------------------------------------------------------------------------------------------------------------
Antero Resources Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
7.20%, 4/10/14 1                                                                           5,220,000      4,737,150
----------------------------------------------------------------------------------------------------------------------
Coldren Resource LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.85%, 7/14/11 1                                                                           2,733,627      2,610,613
----------------------------------------------------------------------------------------------------------------------
Global Geophysical Services, Sr. Sec. Credit Facilities Term Loan,
7.446%, 12/10/14 1                                                                         5,985,000      5,865,300
                                                                                                       ---------------
                                                                                                         13,213,063

----------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.8%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.204%-8.332%, 4/14/10 1                                                                   6,969,706      6,573,304
----------------------------------------------------------------------------------------------------------------------
Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term Loan, 8.068%, 1/16/15 1              5,992,858      5,783,108
----------------------------------------------------------------------------------------------------------------------
Broadway Gen Funding LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
6.45%, 4/2/15 1,2                                                                          5,936,348      5,862,144
----------------------------------------------------------------------------------------------------------------------
Coleto Creek Power LP, Sr. Sec. Credit Facilities Letter of Credit,
7.58%, 6/28/13 1                                                                             442,804        387,453
----------------------------------------------------------------------------------------------------------------------
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.446%-5.454%, 6/28/13 1                                                                   4,541,191      3,973,542
----------------------------------------------------------------------------------------------------------------------
MEG Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.70%, 4/3/13 1                                                                            1,987,316      1,807,961
----------------------------------------------------------------------------------------------------------------------
Pine Praire, Sr. Sec. Credit Facilities Term Loan, 5.21%, 12/31/13 1,2                     1,282,500      1,229,597
                                                                                                         -------------
                                                                                                         25,617,109

----------------------------------------------------------------------------------------------------------------------
FINANCIALS--1.3%
----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities Term Loan, 5.654%-5.704%,
11/1/14 1                                                                                  4,900,000      4,426,846
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.1%
Ameritrade Holding Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.21%, 12/31/12 1                                                                            500,000        472,882

                     16 | OPPENHEIMER MASTER LOAN FUND, LLC

                                                                                           PRINCIPAL
                                                                                              AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------
INSURANCE--0.4%
Swett & Crawford Group, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.248%, 4/3/14 1                                                                         $ 3,030,566   $  2,106,243
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--10.5%
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
CCS Medical Equipment & Uniforms, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.93%, 9/30/12 1                                                                           4,899,387      4,329,833
----------------------------------------------------------------------------------------------------------------------
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.696%,
10/31/14 1                                                                                 5,486,250      5,211,938
                                                                                                       ---------------
                                                                                                          9,541,771

----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.6%
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series MMM,
6.71%, 8/22/11 1                                                                           1,254,771      1,061,850
----------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series NAMM,
6.71%, 7/27/11 1                                                                             295,240        249,847
----------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series NAMM,
6.71%, 8/22/11 1                                                                             163,845        138,654
----------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series PHMC
NAMM, 6.71%, 8/22/11 1                                                                        28,564         24,173
----------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series PHMC,
6.71%, 8/22/11 1                                                                           1,028,314        870,211
----------------------------------------------------------------------------------------------------------------------
Capella Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.196%, 2/14/15 1                                                                          3,200,000      3,036,000
----------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.335%, 7/2/14 1                                                                5,530,854      5,110,188
----------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 0.75%, 7/2/14 1                                                                282,866        261,352
----------------------------------------------------------------------------------------------------------------------
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.946%, 11/18/13 1             5,972,286      5,501,437
----------------------------------------------------------------------------------------------------------------------
Health Management Associates, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.446%, 2/28/14 1                                                               4,873,778      4,245,519
----------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan, 5.21%-5.50%, 3/10/13 1            4,974,335      4,608,861
----------------------------------------------------------------------------------------------------------------------
Manor Care, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.428%-6.885%, 10/18/14 1                                                                  5,000,000      4,462,500
----------------------------------------------------------------------------------------------------------------------
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.204%, 4/15/13 1                                                               2,637,347      2,387,625
Tranche C, 5.204%, 4/12/13 1                                                                 313,819        284,104
----------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.70%, 3/31/13 1                                                                5,969,543      5,603,909
----------------------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4.696%-5.112%, 1/4/12 1                                                         2,226,517      2,066,950
Tranche C, 4.696%-4.704%, 1/4/12 1                                                           765,815        710,931
                                                                                                       ---------------
                                                                                                         40,624,111

                     17 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                                     AMOUNT           VALUE
---------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.1%
Royalty Pharma, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.946%, 4/16/13 1                                  $   3,979,899   $   3,957,513
---------------------------------------------------------------------------------------------
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.693%, 12/28/13 1                                1,130,365       1,048,413
---------------------------------------------------------------------------------------------
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 6.693%, 12/28/13 1                              864,585         801,902
                                                                              ---------------
                                                                                  5,807,828

---------------------------------------------------------------------------------------------
INDUSTRIALS--18.4%
---------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.9%
AM General LLC, Sr. Sec. Credit Facilities Letter of Credit
Term Loan, 3%, 9/29/12 1                                            238,361         219,924
---------------------------------------------------------------------------------------------
AM General LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3%, 9/30/13 1                                          6,573,431       6,060,338
---------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.396%, 2/21/13 1,2                           4,891,895       4,304,868
---------------------------------------------------------------------------------------------
Delta Air Lines, Inc., Sr. Sec. Credit Facilities1st Lien
Term Loan, 4.565%-6.84%, 4/30/12 1                                3,000,000       2,448,000
---------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche C, 4.625%, 2/11/11 1                                3,032,850       2,850,878
---------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter
of Credit Term Loan, 4.96%, 3/21/13 1,2                           1,252,348       1,070,758
---------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.34%, 3/21/13 1,2                                       745,773         637,636
---------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 9%, 12/30/12 1                                4,931,687       4,136,452
---------------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term
Loan, 4.625%-4.813%, 2/3/14 1                                     2,979,086       2,334,859
---------------------------------------------------------------------------------------------
US Airways Group, Inc., Sr. Sec. Credit Facilities Term
Loan, 5.178%, 3/21/14 1                                           2,970,000       2,133,449
                                                                              ---------------
                                                                                 26,197,162

---------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
Evergreen International Aviation, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7.623%, 10/31/11 1,2               2,396,301       2,228,560
---------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.6%
Champion OpCo., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.059%, 5/11/13 1,2                                         2,837,500       2,184,875
---------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.946%-6.968%, 10/20/11 1,2                       1,057,911         920,383
---------------------------------------------------------------------------------------------
Goodman Global, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.50%, 2/13/14 1                                       4,000,000       3,902,500
---------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.86%-7.93%, 2/14/12 1,2                               2,000,000       1,450,000
                                                                              ---------------
                                                                                  8,457,758

                     18 | OPPENHEIMER MASTER LOAN FUND, LLC

                                                                    PRINCIPAL
                                                                       AMOUNT           VALUE
----------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.9%
Allied Security Holdings LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche C, 5.71%, 7/17/12 1                                $  4,297,827   $  4,018,468
----------------------------------------------------------------------------------------------
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.095%, 7/2/14 1                                         5,000,000      4,258,335
----------------------------------------------------------------------------------------------
First Data Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B-2, 5.349%-5.446%, 9/24/14 1                               3,980,000      3,591,046
----------------------------------------------------------------------------------------------
Metavante Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 4.989%, 11/1/14 1                                                3,000,000      2,799,999
----------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10.625%, 6/22/13 1                                  1,500,000      1,185,000
----------------------------------------------------------------------------------------------
New Holdings I LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.49%-7.005%, 5/18/14 1                                  2,499,998      2,006,251
----------------------------------------------------------------------------------------------
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche A, 10.72%, 8/16/09 1,2                           3,856,357      3,798,512
----------------------------------------------------------------------------------------------
Rental Service Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 8.15%, 11/15/12 1                                             3,500,000      2,940,000
----------------------------------------------------------------------------------------------
West Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B3,
5.079%-6.093%, 10/24/13 1                                           5,681,905      4,938,523
----------------------------------------------------------------------------------------------
Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.751%, 10/17/10 1                            1,919,122      1,717,614
                                                                                --------------
                                                                                  31,253,748

----------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.861%, 11/29/13 1                                 4,974,906      4,208,318
----------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.9%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.26%-7.14%, 4/6/13 1                                    1,994,885      1,905,115
----------------------------------------------------------------------------------------------
Baldor Electric Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.438%-5.063%, 1/31/14 1                                 4,499,718      4,298,167
----------------------------------------------------------------------------------------------
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.688%-7.131%, 3/31/11 1,2                           965,251        854,247
----------------------------------------------------------------------------------------------
Precision Partners, Inc., Sr. Sec. Credit Facilities Term
Loan, 6.20%, 10/1/13 1                                              3,720,021      3,273,618
                                                                                --------------
                                                                                  10,331,147

----------------------------------------------------------------------------------------------
MACHINERY--1.1%
BOC Edwards, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.085%, 5/31/14 1                                             4,961,269      3,348,856
----------------------------------------------------------------------------------------------
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.75%, 7/2/14 1,2                                   2,611,875      2,135,208
----------------------------------------------------------------------------------------------
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 5.21%, 7/2/14 1                                   374,063        305,796
                                                                                --------------
                                                                                   5,789,860

                     19 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                                     AMOUNT          VALUE
--------------------------------------------------------------------------------------------
ROAD & RAIL--1.8%
RailAmerica, Inc., Sr. Sec. Credit Facilities Term Loan,
5.32%, 8/14/08 1,2                                             $  4,000,000   $  3,830,000
--------------------------------------------------------------------------------------------
Swift Transportation Co., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.50%, 5/10/14 1                                  2,000,000      1,508,572
--------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities
Term Loan, 6.704%-7.926%, 10/12/14 1,2                            4,953,762      3,963,009
                                                                              --------------
                                                                                 9,301,581

--------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.5%
--------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.8%
Dealer Computer Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.678%, 10/26/12 1                            4,799,580      4,367,617
--------------------------------------------------------------------------------------------
IT SERVICES--0.9%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 5.95%-7.377%, 12/20/12 1                                       1,569,518      1,343,898
--------------------------------------------------------------------------------------------
Caritor, Inc., Sr. Sec. Credit Facilities Term Loan, 4.96%,
5/17/131                                                          4,479,944      3,419,689
                                                                              --------------
                                                                                 4,763,587

--------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Flextronics International Ltd., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 7.455%, 10/1/12 1                           2,000,000      1,863,334
--------------------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, Tranche A1, 7.455%, 10/1/14 1              556,641        512,109
--------------------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sec. Credit Facilities
Term Loan, 7.394%-7.396%, 10/1/14 1                               1,937,110      1,804,741
                                                                              --------------
                                                                                 4,180,184

--------------------------------------------------------------------------------------------
SOFTWARE--2.0%
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.08%, 5/9/14 1                                                   2,963,571      2,407,902
--------------------------------------------------------------------------------------------
Nuance Communications, Inc., Sr. Sec. Credit Facilities
Incremental Term Loan, Tranche B2, 5.21%, 3/31/13 1                 498,744        430,478
--------------------------------------------------------------------------------------------
Nuance Communications, Inc., Sr. Sec. Credit Facilities Term
Loan: Tranche B, 5.21%, 3/31/13 1                                 2,797,512      2,414,602
Tranche B1, 5.21%, 3/31/13 1                                      4,167,312      3,596,912
--------------------------------------------------------------------------------------------
Verint Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.239%, 5/9/14 1,2                                     2,000,000      1,710,000
                                                                              --------------
                                                                                10,559,894

--------------------------------------------------------------------------------------------
MATERIALS--9.5%
--------------------------------------------------------------------------------------------
CHEMICALS--4.7%
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities
Term Loan:
Tranche C-1, 7%, 5/5/13 1                                         3,617,464      3,369,895
Tranche C-2, 5%, 5/5/13 1                                           871,458        811,818
Tranche C-4, 5.375%, 5/5/13 1                                     1,989,899      1,853,716

                     20 | OPPENHEIMER MASTER LOAN FUND, LLC

                                                                  PRINCIPAL
                                                                     AMOUNT          VALUE
--------------------------------------------------------------------------------------------
CHEMICALS Continued
Huntsman International LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.428%, 8/16/12 1                             $  5,000,000   $  4,817,190
--------------------------------------------------------------------------------------------
Ineos Group Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4.885%, 12/16/13 1                                     1,000,000        921,563
Tranche C, 5.385%, 12/14/14 1                                     1,000,000        921,563
--------------------------------------------------------------------------------------------
ISP Chemco, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B Add-On, 4.688%-4.875%, 6/4/14 1                         1,989,975      1,814,195
--------------------------------------------------------------------------------------------
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan, 8.50%,       2,493,750      2,371,661
1/23/15 1
--------------------------------------------------------------------------------------------
Univar USA OPCO, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.696%, 10/10/14 1                                     4,887,750      4,474,735
--------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.36%-9.501%, 2/10/09 3                                     5,000,000      3,606,250
                                                                              --------------
                                                                                24,962,586

--------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.875%-7%, 10/18/11 1                            4,974,875      4,565,831
--------------------------------------------------------------------------------------------
Tegrant Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.43%, 3/7/14 1                                             1,989,950      1,422,814
                                                                              --------------
                                                                                 5,988,645

--------------------------------------------------------------------------------------------
METALS & MINING--0.9%
Aleris International, Inc., Sr. Sec. Credit Facilities Term
Loan, 4.625%, 12/19/13 1                                          3,680,318      3,073,065
--------------------------------------------------------------------------------------------
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.906%, 1/28/10 1,2                                    1,994,859      1,895,116
                                                                              --------------
                                                                                 4,968,181

--------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.8%
Abitibi-Consolidated Co. of Canada/Abitibi-Consolidated,
Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8%, 3/31/09 1                                                     5,000,000      4,887,500
--------------------------------------------------------------------------------------------
Boise Paper Holdings LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.50%, 2/28/15 1                                 2,000,000      1,998,334
--------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B1, 4.74%-6.58%, 12/20/12 1                               2,989,822      2,777,659
--------------------------------------------------------------------------------------------
NewPage Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.313%-8.688%, 11/5/14 1                                       5,189,500      5,086,431
                                                                              --------------
                                                                                14,749,924

--------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.1%
--------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
West Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B3, 5.465%, 10/24/13 1                                              302,982        263,342
--------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.946%, 5/31/14 1                               4,974,937      3,830,702

                     21 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------

                                                                         PRINCIPAL
                                                                            AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Time Warner Telecom, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.71%, 1/7/13 1                                          $    3,834,690   $    3,594,064
                                                                                     ----------------
                                                                                          7,424,766

-----------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.6%
Crown Castle Operating Co., Sr. Sec. Credit Facilities Term
Loan, 4.196%, 3/2/14 1                                                   2,487,437        2,281,448
-----------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5%-5.50%, 11/4/13 1                                           1,982,342        1,822,928
-----------------------------------------------------------------------------------------------------
Telesat Canada, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.71%-7.84%, 10/23/14 1                                       4,594,783        4,266,330
-----------------------------------------------------------------------------------------------------
Telesat Canada, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B, 1.50%-6.26%, 10/23/14 1                           393,636          365,497
                                                                                     ----------------
                                                                                          8,736,203

-----------------------------------------------------------------------------------------------------
UTILITIES--3.7%
-----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.7%
Ashmore Energy International, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 5.696%, 3/30/14 1                                  4,422,462        3,847,542
-----------------------------------------------------------------------------------------------------
Ashmore Energy, Inc., Sr. Sec. Credit Facilities Revolving
Credit Loan, 7.83%, 3/30/14 1,2                                            479,759          417,390
-----------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 6.196%, 8/16/13 1                                        2,000,000        1,615,000
-----------------------------------------------------------------------------------------------------
Liberty Electric Power LLC, Sr. Sec. Credit Facilities Term Loan,
5.696%, 10/30/14 1                                                       4,975,000        4,527,250
-----------------------------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center
LLC, Sr. Sec. Credit Facilities Term Loan, 7.494%,
6/24/11 1,2                                                              2,838,661        2,803,178
-----------------------------------------------------------------------------------------------------
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities Term
Loan, 7.494%, 6/24/11 1                                                  1,537,373        1,518,156
-----------------------------------------------------------------------------------------------------
Rocky Mountain Energy LLC, Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 7.494%, 6/24/11 1                                        240,537          237,530
-----------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Company LLC, Sr. Sec
Credit Facilities Term Loan:
Tranche B2, 6.478%-6.596%, 10/10/14 1                                     2,977,494       2,717,567
Tranche B3, 6.478%-6.596%, 10/10/14 1                                     1,995,000       1,816,448
                                                                                     ----------------
                                                                                         19,500,061
                                                                                     ----------------

Total Corporate Loans (Cost $ 531,535,738)                                              492,933,118

                     22 | OPPENHEIMER MASTER LOAN FUND, LLC

                                                                    SHARES             VALUE
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
INVESTMENT COMPANY--8.8%
-----------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E, 3.29% 4,5
(Cost $ 46,669,931)                                             46,669,931    $   46,669,931

-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $ 578,205,669)                     101.5%      539,603,049
-----------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                 (1.5)       (7,935,361)
                                                                -------------------------------

NET ASSETS                                                           100.0%   $  531,667,688
                                                                ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $63,932,577, which represents 12.02% of the Fund's net assets. See Note 7 of accompanying Notes.

3. Issue is in default. See Note 1 of accompanying Notes.

4. Rate shown is the 7-day yield as of March 31, 2008.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                                         SHARES
                                                               SHARES         GROSS         GROSS     MARCH 31,
                                                     OCTOBER 31, 2007     ADDITIONS    REDUCTIONS          2008
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                 --   588,562,418   541,892,487    46,669,931

                                                                                                       DIVIDEND
                                                                                            VALUE        INCOME
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                    $ 46,669,93   $ 2,941,281

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     23 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

March 31, 2008
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies(cost $ 531,535,738)                           $  492,933,118
Affiliated companies (cost $ 46,669,931)                                 46,669,931
                                                                     ----------------
                                                                        539,603,049
-------------------------------------------------------------------------------------
Cash                                                                      3,320,340
-------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                         13,073,447
Interest,dividends and principal paydowns                                 4,356,800
Other                                                                         3,331
                                                                     ----------------
Total assets                                                            560,356,967

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------

Payables and other liabilities:
Investments purchased                                                    27,969,137
Beneficial interest withdrawals                                              73,610
Other                                                                       646,532
                                                                     ----------------
Total liabilities                                                        28,689,279

-------------------------------------------------------------------------------------
NET ASSETS                                                           $  531,667,688
                                                                     ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     24 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Period Ended March 31, 2008 1

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------

Interest                                                             $   12,784,963
-------------------------------------------------------------------------------------
Dividends from affiliated companies                                       2,941,281
-------------------------------------------------------------------------------------
Other income                                                                 77,550
                                                                     ----------------
Total investment income                                                  15,803,794

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------

Management fees                                                             601,839
-------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                 271,504
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                  63,352
-------------------------------------------------------------------------------------
Directors' compensation                                                       2,829
-------------------------------------------------------------------------------------
Administration service fees                                                     625
-------------------------------------------------------------------------------------
Other                                                                        29,662
                                                                     ----------------
Total expenses                                                              969,811
Less waivers and reimbursements of expenses                                 (61,500)
                                                                     ----------------
Net expenses                                                                908,311

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    14,895,483

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------

Net realized gain (loss) on:

Investments from unaffiliated companies                                  (4,898,838)
Swap contracts                                                            1,456,563
                                                                     ----------------
Net realized loss                                                        (3,442,275)
-------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                    (38,602,620)

-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  (27,149,412)
                                                                     ================

1. or the period from October 31, 2007 (commencement of operations) to March 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     25 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       PERIOD
                                                                                        ENDED
                                                                             MARCH 31, 2008 1
                                                                                  (UNAUDITED)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------

Net investment income                                                          $   14,895,483
-----------------------------------------------------------------------------------------------
Net realized loss                                                                  (3,442,275)
-----------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                             (38,602,620)
                                                                               ----------------
Net decrease in net assets resulting from operations                              (27,149,412)

-----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------

Proceeds from member contributions                                                562,712,392
-----------------------------------------------------------------------------------------------
Payments for member withdrawals                                                    (3,995,292)
                                                                               ----------------
Net increase in net assets resulting from beneficial interest transactions        558,717,100

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------

Total increase                                                                    531,567,688
-----------------------------------------------------------------------------------------------
Beginning of period                                                                   100,000 2
                                                                               ----------------

End of period (including accumulated net investment income
of $14,895,483 for the period ended March 31, 2008)                            $  531,667,688
                                                                               ================

1. For the period from October 31, 2007 (commencement of operations) to March 31, 2008.

2. Reflects the value of the Manager's initial seed money on October 18, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     26 | OPPENHEIMER MASTER LOAN FUND, LLC

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       PERIOD
                                                                        ENDED
                                                             MARCH 31, 2008 1
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                      (5.60)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

Ratios to average net assets: 3
Net investment income                                                    7.43%
Total expenses                                                           0.48% 4
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                          0.45%
--------------------------------------------------------------------------------
Portfolio turnover rate                                                    21%

1. For the period from October 31, 2007 (commencement of operations) to March 31, 2008.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

         Period Ended March 31, 2008      0.51%


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     27 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Master Loan Fund, LLC (the "Fund"), was organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager"). The Fund commenced operations on October 31, 2007.

      The Fund currently offers one class of shares.

      For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a "pass-through" entity, the Fund pays no dividends or capital gain distributions.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at

                     28 | OPPENHEIMER MASTER LOAN FUND, LLC
cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets in Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or directly through participation agreements on certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized Loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buy-outs, and refinancing of borrowers. The Loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in Loans with fixed interest rates.

      As of March 31, 2008, securities with an aggregate market value of $492,933,188, representing 92.71% of the Fund's net assets were comprised of Senior Loans, of which $63,367,713 representing 11.92% of the Fund's net assets, were illiquid.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in loans and high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the borrower or issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2008, securities with an aggregate market value of $3,606,250, representing 0.68% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
FEDERAL TAXES. Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund's assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code ("RIC") to fail that qualification.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred

                     29 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the statement of operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accepted accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities

                     30 | OPPENHEIMER MASTER LOAN FUND, LLC
and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. UNITS OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value units of beneficial interest. Transactions in units of beneficial interest were as follows:

                                             PERIOD ENDED MARCH 31, 2008 1,2
                                                   UNITS             AMOUNT
                 -----------------------------------------------------------
                 Contributions                56,715,225        $562,712,392
                 Withdrawals                    (410,226)         (3,995,292)
                                              ----------        ------------
                 Net increase                 56,304,999        $558,717,100
                                              ==========        ============

1. For the period from October 31, 2007 (commencement of operations) to March 31, 2008.

2. The Fund sold 10,000 shares at a value of $100,000 to the Manager upon seeding of the Fund on October 18, 2007.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the period ended March 31, 2008, were as follows:

                                                PURCHASES              SALES
                 -----------------------------------------------------------
                 Investment securities       $171,257,727       $100,732,760

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.30%.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the period ended March 31, 2008, the Manager waived $61,500 for IMMF management fees.

                     31 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counter-party defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

      As of March 31, 2008, the Fund had no outstanding credit default swap contracts.

                      32 | OPPENHEIMER MASTER LOAN FUND, LLC

--------------------------------------------------------------------------------
6. LOAN COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund can have unfunded loan commitments. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments.

      As of March 31, 2008, the Fund did not have any unfunded loan commitments.

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                     33 | OPPENHEIMER MASTER LOAN FUND, LLC

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Investment Company Act of 1940, as amended, requires that the Board of Directors (the "Board"), including a majority of the independent Directors, request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Fund's investment advisory agreement (the "Agreement").

      In approving the Fund's initial Agreement, the Board considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager's services to be provided, (ii) the fees and expenses of the Fund, including estimated and comparative expense information,
(iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services, (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services to be provided to the Fund and information regarding the Manager's key personnel who will provide such services. The Manager's duties would include providing the Fund with the services of the portfolio managers and the Manager's investment team, who will provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager would be responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager will also provide the Fund with office space, facilities and equipment.

      The Board also considered the quality of the Manager's resources that will be available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board members considered the totality of their experiences with the Manager as directors or trustees of the Fund and of other funds advised by the Manager. The Board considered information

                     34 | OPPENHEIMER MASTER LOAN FUND, LLC
regarding the quality of services provided by affiliates of the Manager, which the Board members have become knowledgeable about in connection with other funds managed by the Manager. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Arthur Zimmer, Joseph Welsh and Margaret Hui, the portfolio managers for the Fund, and the Manager's investment team and analysts. In light of the foregoing, the Board concluded that the Fund is likely to benefit from the services to be provided under the Agreement and as a result of the Manager's experience, reputation, personnel, operations, and resources.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered the Manager's anticipated costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund. The Board reviewed the fees to be paid to the Manager and its affiliates and the other expenses that will be borne by the Fund. The Board also evaluated the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits that may be realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Directors. Fund counsel and the independent Directors' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature,

                     35 | OPPENHEIMER MASTER LOAN FUND, LLC

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited / Continued
--------------------------------------------------------------------------------

extent and quality of the services to be provided to the Fund by the Manager would be a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the Agreement for an initial period of two years. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

                     36 | OPPENHEIMER MASTER LOAN FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                     37 | OPPENHEIMER MASTER LOAN FUND, LLC



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund LLC

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008